Putnam Global Equity Fund
The fund's portfolio
7/31/19 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Aerospace and defense (1.1%)
L3Harris Technologies, Inc.	51,655	$10,723,578

		10,723,578
Auto components (1.0%)
Pirelli & C. SpA (Italy)	1,615,279	9,533,428

		9,533,428
Banks (2.3%)
Bank of America Corp.	523,084	16,048,217
Bank of Ireland Group PLC (Ireland)	1,558,065	6,858,210

		22,906,427
Beverages (3.7%)
Asahi Group Holdings, Ltd. (Japan)	446,100	19,240,458
Coca-Cola Co. (The)	218,111	11,479,182
Pernod Ricard SA (France)	36,292	6,354,411

		37,074,051
Biotechnology (0.9%)
Vertex Pharmaceuticals, Inc.(NON)	54,081	9,010,976

		9,010,976
Building products (2.3%)
Fortune Brands Home & Security, Inc.	174,183	9,569,614
Johnson Controls International PLC	306,096	12,990,714

		22,560,328
Capital markets (1.9%)
BGP Holdings PLC (Malta)	82,319	—
E*Trade Financial Corp.	152,512	7,441,060
Edelweiss Financial Services, Ltd. (India)	2,447,239	5,192,692
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	196,337	6,630,723

		19,264,475
Chemicals (2.7%)
Novozymes A/S Class B (Denmark)	233,654	10,838,629
Sherwin-Williams Co. (The)	30,636	15,717,493

		26,556,122
Commercial services and supplies (0.6%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	13	11
New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4
Waste Connections, Inc.	71,591	6,494,736

		6,494,751
Construction and engineering (0.8%)
Kyudenko Corp. (Japan)	249,900	7,687,438

		7,687,438
Construction materials (1.5%)
Summit Materials, Inc. Class A(NON)	800,121	14,754,231

		14,754,231
Containers and packaging (2.4%)
Ball Corp.	140,100	10,014,348
SIG Combibloc Group AG (Switzerland)	1,183,123	14,388,066

		24,402,414
Distributors (0.8%)
PALTAC Corp. (Japan)	153,400	7,514,919

		7,514,919
Diversified financial services (0.8%)
Eurazeo SA (France)	119,145	7,988,674

		7,988,674
Entertainment (3.6%)
Live Nation Entertainment, Inc.(NON)(S)	144,400	10,405,464
Nintendo Co., Ltd. (Japan)	33,000	12,090,247
Walt Disney Co. (The)	95,303	13,629,282

		36,124,993
Equity real estate investment trusts (REITs) (0.5%)
Hibernia REIT PLC (Ireland)(R)	2,887,021	4,832,258

		4,832,258
Food products (4.8%)
Associated British Foods PLC (United Kingdom)	308,246	9,045,553
Hershey Co. (The)	68,900	10,454,886
Nomad Foods, Ltd. (United Kingdom)(NON)	1,297,633	28,898,287

		48,398,726
Health-care equipment and supplies (5.0%)
Becton Dickinson and Co.	70,700	17,872,960
Boston Scientific Corp.(NON)	364,900	15,493,654
Danaher Corp.	88,443	12,426,242
ICU Medical, Inc.(NON)	19,028	4,841,484

		50,634,340
Health-care providers and services (1.3%)
Cigna Corp.	75,801	12,880,106

		12,880,106
Hotels, restaurants, and leisure (3.5%)
Compass Group PLC (United Kingdom)	699,964	17,643,801
Dalata Hotel Group PLC (Ireland)	1,120,538	5,764,024
Hilton Worldwide Holdings, Inc.	122,376	11,815,403

		35,223,228
Household durables (1.0%)
HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	26	22
Lennar Corp. Class A	202,945	9,654,094

		9,654,116
Independent power and renewable electricity producers (3.6%)
NRG Energy, Inc.	1,059,281	36,163,853

		36,163,853
Industrial conglomerates (0.7%)
Honeywell International, Inc.	38,921	6,712,316

		6,712,316
Insurance (7.1%)
Assured Guaranty, Ltd.	653,195	28,538,089
AXA SA (France)	257,347	6,504,307
Fairfax Financial Holdings, Ltd. (Canada)	21,162	9,804,141
IRB Brasil Resseguros SA (Brazil)	279,400	6,955,075
Prudential PLC (United Kingdom)	465,250	9,595,265
QBE Insurance Group, Ltd. (Australia)	1,189,168	10,130,992

		71,527,869
Interactive media and services (1.5%)
Alphabet, Inc. Class C(NON)	12,062	14,675,594

		14,675,594
Internet and direct marketing retail (3.1%)
Amazon.com, Inc.(NON)	16,730	31,231,226
Global Fashion Group SA (acquired 7/11/16 and 8/2/13, cost $958,798) (Private) (Luxembourg)(NON)(F)(RES)	29,653	119,946

		31,351,172
IT Services (5.4%)
Accenture PLC Class A	41,343	7,961,835
DXC Technology Co.	83,861	4,676,928
Fiserv, Inc.(NON)	152,475	16,075,413
GoDaddy, Inc. Class A(NON)	116,821	8,572,325
Visa, Inc. Class A	92,754	16,510,212

		53,796,713
Leisure products (1.1%)
Universal Entertainment Corp. (Japan)(S)	363,100	11,440,859

		11,440,859
Oil, gas, and consumable fuels (8.6%)
Cenovus Energy, Inc. (Canada)	2,248,515	20,904,137
Cheniere Energy, Inc.(NON)	136,367	8,884,310
ConocoPhillips	110,187	6,509,848
Enterprise Products Partners LP	611,290	18,405,942
Kinder Morgan, Inc.	760,332	15,678,046
Pioneer Natural Resources Co.	52,965	7,311,289
Suncor Energy, Inc. (Canada)	304,343	8,732,739

		86,426,311
Personal products (3.3%)
Shiseido Co., Ltd. (Japan)	119,500	8,796,164
Unilever NV (Netherlands)	412,392	23,787,418

		32,583,582
Pharmaceuticals (1.1%)
AstraZeneca PLC (United Kingdom)	131,610	11,296,401

		11,296,401
Real estate management and development (1.8%)
Kennedy-Wilson Holdings, Inc.	481,334	10,358,308
Open House Co., Ltd. (Japan)	174,400	7,573,667

		17,931,975
Road and rail (1.8%)
Union Pacific Corp.	99,781	17,955,591

		17,955,591
Semiconductors and semiconductor equipment (3.1%)
NXP Semiconductors NV	55,200	5,707,128
SCREEN Holdings Co., Ltd. (Japan)	144,300	7,823,479
Sino-American Silicon Products, Inc. (Taiwan)	3,040,000	8,286,241
Texas Instruments, Inc.	71,897	8,987,844

		30,804,692
Software (6.4%)
Adobe, Inc.(NON)	36,881	11,022,256
Crowdstrike Holdings, Inc. Class A(NON)(S)	32,280	2,875,180
Instructure, Inc.(NON)(S)	160,160	6,356,750
Microsoft Corp.	145,161	19,781,089
RealPage, Inc.(NON)	125,700	7,853,736
ServiceNow, Inc.(NON)	57,163	15,856,445

		63,745,456
Specialty retail (3.0%)
Advance Auto Parts, Inc.	120,374	18,133,139
Lowe's Cos., Inc.	118,011	11,966,315

		30,099,454
Technology hardware, storage, and peripherals (0.8%)
Samsung Electronics Co., Ltd. (South Korea)	218,162	8,323,600

		8,323,600
Thrifts and mortgage finance (0.9%)
Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(NON)(F)(RES)	2,113	4,797
Radian Group, Inc.	416,513	9,496,496

		9,501,293
Trading companies and distributors (1.7%)
Ashtead Group PLC (United Kingdom)	360,566	9,845,700
Yellow Cake PLC 144A (United Kingdom)(NON)	2,715,892	7,003,423

		16,849,123

Total common stocks (cost $891,429,502)		$975,405,433

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(NON)(F)(RES)	6	$14
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(NON)(F)(RES)	100	251
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(NON)(F)(RES)	145	588
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(NON)(F)(RES)	210	851
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(NON)(F)(RES)	109	477
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(NON)(F)(RES)	236	1,444
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087) (Private)(NON)(F)(RES)	1,785	4,052
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(NON)(F)(RES)	2,257	5,124
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 6/23/15, cost $16,156) (Private)(NON)(F)(RES)	5,674	12,869
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(NON)(F)(RES)	108,051	4,097,942

Total convertible preferred stocks (cost $3,686,221)		$4,123,612

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 8/15/25(i)	$267,000	$270,917
1.50%, 1/31/22(i)	143,000	141,726
1.50%, 10/31/19(i)	9,000	9,018

Total U.S. treasury obligations (cost $421,661)		$421,661

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.49%(AFF)	Shares	23,931,885	$23,931,885
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	20,513,439	20,513,439
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	930,000	930,000
U.S. Treasury Bills 2.759%, 8/1/19(SEGSF)		$330,000	330,000
U.S. Treasury Bills 2.072%, 12/5/19(SEGSF)		31,000	30,779
U.S. Treasury Bills 2.027%, 11/21/19		331,000	328,959

Total short-term investments (cost $46,065,063)			$46,065,062
TOTAL INVESTMENTS

Total investments (cost $941,602,447)			$1,026,015,768

	FORWARD CURRENCY CONTRACTS at 7/31/19 (aggregate face value $175,870,858) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/19	$13,622,955	$14,126,934	$503,979
		Canadian Dollar	Sell	10/16/19	3,063,495	3,084,172	20,677
		Euro	Buy	9/18/19	4,094,216	4,161,185	(66,969)
		Japanese Yen	Buy	8/21/19	79,691	79,847	(156)
		Japanese Yen	Sell	8/21/19	79,691	80,698	1,007
	Barclays Bank PLC
		Australian Dollar	Buy	10/16/19	51,553	52,756	(1,203)
		Hong Kong Dollar	Buy	8/21/19	6,197,757	6,180,419	17,338
		Japanese Yen	Buy	8/21/19	114,142	114,893	(751)
		Japanese Yen	Sell	8/21/19	114,142	114,368	226
		Swedish Krona	Buy	9/18/19	1,996,778	2,018,405	(21,627)
		Swiss Franc	Buy	9/18/19	7,821,598	7,827,801	(6,203)
	Citibank, N.A.
		British Pound	Sell	9/18/19	9,224,014	9,600,039	376,025
		Canadian Dollar	Sell	10/16/19	4,325	17,402	13,077
		Danish Krone	Sell	9/18/19	4,524,260	4,602,562	78,302
		Euro	Buy	9/18/19	96,563	98,927	(2,364)
		Japanese Yen	Buy	8/21/19	486,318	477,019	9,299
		Japanese Yen	Sell	8/21/19	486,318	486,656	338
	Goldman Sachs International
		British Pound	Sell	9/18/19	11,710,356	12,203,233	492,877
		Canadian Dollar	Sell	10/16/19	409,938	412,631	2,693
		Euro	Buy	9/18/19	49,337	50,127	(790)
		Japanese Yen	Buy	8/21/19	109,320	109,528	(208)
		Japanese Yen	Sell	8/21/19	109,320	110,359	1,039
		New Taiwan Dollar	Sell	8/21/19	8,975,615	9,022,399	46,784
	HSBC Bank USA, National Association
		British Pound	Sell	9/18/19	2,532,904	2,590,469	57,565
		Canadian Dollar	Sell	10/16/19	89,985	90,573	588
		Chinese Yuan (Offshore)	Buy	8/21/19	163,956	167,738	(3,782)
		Euro	Buy	9/18/19	11,837,057	12,042,602	(205,545)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	139,235	142,480	(3,245)
		British Pound	Sell	9/18/19	455,021	474,203	19,182
		Canadian Dollar	Sell	10/16/19	344,384	346,624	2,240
		Euro	Buy	9/18/19	4,352,570	4,421,991	(69,421)
		Japanese Yen	Buy	8/21/19	4,311	4,226	85
		Japanese Yen	Sell	8/21/19	4,311	4,319	8
		Norwegian Krone	Buy	9/18/19	1,831,782	1,864,377	(32,595)
		Singapore Dollar	Buy	8/21/19	3,821,766	3,858,898	(37,132)
		South Korean Won	Sell	8/21/19	7,568,041	7,696,459	128,418
		Swedish Krona	Buy	9/18/19	6,214,233	6,368,313	(154,080)
		Swiss Franc	Buy	9/18/19	10,473,387	10,499,367	(25,980)
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	4,285,105	4,350,497	(65,392)
		Canadian Dollar	Buy	10/16/19	97,117	97,433	(316)
		Euro	Buy	9/18/19	10,354,494	10,510,601	(156,107)
		Japanese Yen	Sell	8/21/19	4,278,413	4,283,902	5,489
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	341,062	349,012	(7,950)
		Euro	Buy	9/18/19	2,010,938	2,042,661	(31,723)
		Israeli Shekel	Buy	10/16/19	1,916,892	1,888,711	28,181
		Japanese Yen	Buy	8/21/19	9,152,499	9,128,101	24,398
		Japanese Yen	Sell	8/21/19	9,152,498	9,139,337	(13,161)
	UBS AG
		Australian Dollar	Buy	10/16/19	7,381,191	7,551,618	(170,427)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/16/19	365,022	367,377	2,355
		Euro	Buy	9/18/19	547,933	556,609	(8,676)

	Unrealized appreciation						1,832,170

	Unrealized (depreciation)						(1,085,803)

	Total						$746,367
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,000,779,291.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,248,392, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$27,708,437	$133,257,014	$137,033,566	$422,747	$23,931,885
	Putnam Short Term Investment Fund**	—	195,821,103	175,307,664	214,917	20,513,439

	Total Short-term investments	$27,708,437	$329,078,117	$312,341,230	$637,664	$44,445,324
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $23,931,885, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $23,045,261.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $352,801.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $376,046 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.3%
	United Kingdom	9.3
	Japan	8.2
	Canada	3.9
	Netherlands	2.4
	France	2.1
	Ireland	1.7
	Switzerland	1.4
	Denmark	1.1
	Australia	1.0
	Italy	1.0
	South Korea	0.8
	Taiwan	0.8
	Brazil	0.7
	Hong Kong	0.7
	India	0.5
	Other	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $729,243 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $352,801 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$38,710,340	$12,090,247	$—
Consumer discretionary	82,800,177	51,897,031	119,968
Consumer staples	50,832,355	67,224,004	—
Energy	86,426,311	—	—
Financials	78,283,078	52,900,863	4,797
Health care	72,525,422	11,296,401	—
Industrials	64,446,549	24,536,561	15
Information technology	132,237,141	24,433,320	—
Materials	40,486,072	25,226,695	—
Real estate	10,358,308	12,405,925	—
Utilities	36,163,853	—	—

Total common stocks	693,269,606	282,011,047	124,780
Convertible preferred stocks	—	—	4,123,612
U.S. treasury obligations	—	421,661	—
Short-term investments	21,443,439	24,621,623	—

Totals by level	$714,713,045	$307,054,331	$4,248,392
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$746,367	$—

Totals by level	$—	$746,367	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,832,170	$1,085,803

Total	$1,832,170	$1,085,803
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$169,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com